Warrants, Redeemable Convertible Preferred Stock and Stockholders' Equity - Schedule of Preferred Stock Liquidation Preference Per Share (Details) $ / shares in Millions	Dec. 31, 2024 $ / shares
Preferred Stock Liquidation Preference Per Share [Line Items]
Preferred stock, liquidation preference per share	$ 472.6
Series Seed Preferred Stock [Member]
Preferred Stock Liquidation Preference Per Share [Line Items]
Preferred stock, liquidation preference per share	2.5
Series A Preferred Stock [Member]
Preferred Stock Liquidation Preference Per Share [Line Items]
Preferred stock, liquidation preference per share	4.5
Series B Preferred Stock [Member]
Preferred Stock Liquidation Preference Per Share [Line Items]
Preferred stock, liquidation preference per share	10.4
Series C Preferred Stock [Member]
Preferred Stock Liquidation Preference Per Share [Line Items]
Preferred stock, liquidation preference per share	25.3
Series D Preferred Stock [Member]
Preferred Stock Liquidation Preference Per Share [Line Items]
Preferred stock, liquidation preference per share	34.9
Series E Preferred Stock [Member]
Preferred Stock Liquidation Preference Per Share [Line Items]
Preferred stock, liquidation preference per share	29.9
Series F 1 Preferred Stock [Member]
Preferred Stock Liquidation Preference Per Share [Line Items]
Preferred stock, liquidation preference per share	137.0
Series F Preferred Stock [Member]
Preferred Stock Liquidation Preference Per Share [Line Items]
Preferred stock, liquidation preference per share	49.5
Series G Preferred Stock [Member]
Preferred Stock Liquidation Preference Per Share [Line Items]
Preferred stock, liquidation preference per share	$ 178.6